Note C - Loans and Allowance for Loan Losses (Details) - Aging of the Recorded Investment of Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 5,670	$ 8,563
60-89 Days Past Due	1,634	1,481
90 or More Days Past Due	3,428	3,906
Total Past Due	10,732	13,950
Loans Not Past Due	555,587	544,338
Total	566,319	558,288
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,922	5,525
60-89 Days Past Due	1,324	1,033
90 or More Days Past Due	2,620	2,797
Total Past Due	7,866	9,355
Loans Not Past Due	206,142	216,667
Total	214,008	226,022
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	206	753
60-89 Days Past Due	34	111
90 or More Days Past Due	683	675
Total Past Due	923	1,539
Loans Not Past Due	93,663	103,303
Total	94,586	104,842
Commercial Real Estate Nonowner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 or More Days Past Due	52	352
Total Past Due	52	352
Loans Not Past Due	62,056	52,440
Total	62,108	52,792
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	60
Total Past Due	60
Loans Not Past Due	28,912	17,376
Total	28,972	17,376
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	193	202
60-89 Days Past Due	115
90 or More Days Past Due	21
Total Past Due	329	202
Loans Not Past Due	64,036	57,037
Total	64,365	57,239
Automobile Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	638	905
60-89 Days Past Due	123	138
90 or More Days Past Due	13	13
Total Past Due	774	1,056
Loans Not Past Due	38,037	40,112
Total	38,811	41,168
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		112
60-89 Days Past Due		37
90 or More Days Past Due	38	62
Total Past Due	38	211
Loans Not Past Due	17,710	18,121
Total	17,748	18,332
Other Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	651	1,066
60-89 Days Past Due	38	162
90 or More Days Past Due	1	7
Total Past Due	690	1,235
Loans Not Past Due	45,031	39,282
Total	$ 45,721	$ 40,517